ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Pledge Agreement [Member]
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Operating Agreements [Member]
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Exclusive Call Option [Member]
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Exclusive Technical Consultancy and Service Agreements [Member]
Alliance Agreement [Line Items]
Effective term of agreement	10 years
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Alliance Agreement [Line Items]
Intercompany payable to the WOFEs	$ 137,168	$ 409,983
Current and Non-current Restricted cash pledged to secure bank borrowings	207,483
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member] | Service Fees [Member]
Alliance Agreement [Line Items]
Intercompany payable to the WOFEs	0	0
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member] | Technology Consultancy Services [Member]
Alliance Agreement [Line Items]
Intercompany service fees charged by WOFEs	$ 0	$ 0	$ 0